FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

July 3, 2025

Filed Via EDGAR (CIK #0000881309)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: FRANKLIN MUNICIPAL SECURITIES TRUST

  File Nos. 033-44132 and 811-06481

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 26, 2025.

Sincerely yours,

FRANKLIN MUNICIPAL SECURITIES TRUST

/s/Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

NJT/dm